Finance Lease Right-of-Use Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Finance Lease Right of Use Assets Table [Abstract]
Schedule of finance lease right -of-use assets
	As of June 30, 2020	Increase/ (Decrease)	Exchange Rate Translation	As of June 30, 2021
Company vehicles	$1,695,035	$-	$162,521	$1,857,556
Total right-of-use assets, at cost	1,695,035	-	162,521	1,857,556
Less: accumulated amortization	(296,631)	(181,610)	(32,587)	(510,828)
Right-of-use assets, net	$1,398,404	$(181,610)	$129,934	$1,346,728